SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Aug. 05, 2020	Feb. 04, 2020	Jan. 31, 2022
Subsequent Event [Line Items]
Dividends Payable, Date to be Paid	Aug. 26, 2021	Mar. 04, 2021
Dividends Payable, Date of Record	Aug. 11, 2021	Feb. 18, 2021
Dividends Payable	$ 5,600	$ 5,300
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared			Jan. 31, 2022
Dividends Payable, Date to be Paid			Mar. 01, 2022
Dividends Payable, Date of Record			Feb. 15, 2022
Dividends Payable, Amount Per Share			$ 0.18
Dividends Payable			$ 5,800
Stock repurchased shares			720,124
Stock repurchased value			$ 20,869